                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-3023

                                  FORUM FUNDS
                              Two Portland Square
                              Portland, ME 04101
                                 207-879-1900

          Simon D. Collier, President and Principal Executive Officer
                              Two Portland Square
                              Portland, ME 04101
                                 207-553-7110

                      Date of fiscal year end: October 31

             Date of reporting period: May 1, 2007 - July 31, 2007

Item 1. Schedule of Investments.

DOVER RESPONSIBILITY FUND
SCHEDULE OF INVESTMENTS
JULY 31, 2007 (Unaudited)

Shares                     Security Description                        Value
------                     --------------------                       --------
COMMON STOCK - 98.5%
CONSUMER DISCRETIONARY - 11.5%
 1,825 Circuit City Stores, Inc.                                      $ 21,718
   166 Citadel Broadcasting Corp.                                          833
 1,233 Clear Channel Communications, Inc.                               45,498
   986 Darden Restaurants, Inc.                                         41,974
 1,311 Hasbro, Inc.                                                     36,734
   555 JC Penney Co., Inc.                                              37,762
 1,162 Macy's, Inc.                                                     41,913
   927 Marriott International, Inc., Class A                            38,517
 1,664 Mattel, Inc.                                                     38,122
   620 Meredith Corp.                                                   35,024
   933 Nike, Inc., Class B                                              52,668
 1,091 Office Depot, Inc. (a)                                           27,231
 1,776 Staples, Inc.                                                    40,884
 1,437 Starbucks Corp. (a)                                              38,339
 1,061 Target Corp.                                                     64,265
   977 Tiffany & Co.                                                    47,140
 3,845 Time Warner, Inc.                                                74,055
 1,258 Tribune Co.                                                      35,174
 2,162 Walt Disney Co.                                                  71,346
   434 Whirlpool Corp.                                                  44,316
                                                                      --------
                                                                       833,512
                                                                      --------
CONSUMER STAPLES - 9.8%
 1,117 Anheuser-Busch Cos., Inc.                                        54,476
 1,269 Avon Products, Inc.                                              45,697
 1,845 Coca-Cola Enterprises, Inc.                                      41,808
   889 Costco Wholesale Corp.                                           53,162
 1,526 CVS Caremark Corp.                                               53,700
   807 General Mills, Inc.                                              44,885
   826 Kellogg Co.                                                      42,795
 1,460 PepsiCo, Inc.                                                    95,805
 2,307 Procter & Gamble Co.                                            142,711
 1,237 Safeway, Inc.                                                    39,423
 1,806 The Kroger Co.                                                   46,884
 2,162 Tyson Foods, Inc., Class A                                       46,051
                                                                      --------
                                                                       707,397
                                                                      --------
ENERGY - 9.5%
 1,716 Chevron Corp.                                                   146,306
 1,466 ConocoPhillips                                                  118,511
 3,758 Exxon Mobil Corp.                                               319,919
 1,773 Halliburton Co.                                                  63,863
 1,702 Spectra Energy Corp.                                             43,350
                                                                      --------
                                                                       691,949
                                                                      --------

Shares                      Security Description                        Value
------                      --------------------                      ---------
FINANCIALS - 16.3%
  3,401 Bank of America Corp.                                           161,275
  3,596 Citigroup, Inc.                                                 167,466
  1,485 Commerce Bancorp, Inc.                                           49,673
  1,476 Fifth Third Bancorp                                              54,450
    454 Goldman Sachs Group, Inc.                                        85,506
  2,117 Huntington Bancshares, Inc.                                      40,646
    510 Legg Mason, Inc.                                                 45,900
    863 Northern Trust Corp.                                             53,903
    788 PNC Financial Services Group, Inc.                               52,520
  1,670 Regions Financial Corp.                                          50,217
  2,044 Sovereign Bancorp, Inc.                                          39,122
    837 State Street Corp.                                               56,104
  1,110 T Rowe Price Group, Inc.                                         57,864
  1,291 The Bank of New York Mellon Corporation                          54,932
  1,281 The Travelers Cos., Inc.                                         65,049
  1,879 Wachovia Corp.                                                   88,708
  1,556 Washington Mutual, Inc.                                          58,397
                                                                      ---------
                                                                      1,181,732
                                                                      ---------
HEALTH CARE - 15.1%
  1,457 Abbott Laboratories                                              73,855
  1,043 Aetna, Inc.                                                      50,137
  1,097 Amgen, Inc. (a)                                                  58,953
  1,011 Baxter International, Inc.                                       53,179
  2,237 Bristol-Myers Squibb Co.                                         63,553
    666 Cardinal Health, Inc.                                            43,776
    443 CR Bard, Inc.                                                    34,762
  1,144 Eli Lilly & Co.                                                  61,879
    624 Genzyme Corp. (a)                                                39,356
    937 Hospira, Inc. (a)                                                36,234
    673 Humana, Inc. (a)                                                 43,133
  2,099 Johnson & Johnson                                               126,990
  1,237 Medtronic, Inc.                                                  62,679
  5,249 Pfizer, Inc.                                                    123,404
  2,083 Schering-Plough Corp.                                            59,449
    937 St. Jude Medical, Inc. (a)                                       40,422
    753 WellPoint, Inc. (a)                                              56,565
  1,367 Wyeth                                                            66,327
                                                                      ---------
                                                                      1,094,653
                                                                      ---------
INDUSTRIALS - 11.3%
    568 Avery Dennison Corp.                                             34,841
    854 Boeing Co.                                                       88,329
    927 Caterpillar, Inc.                                                73,048
    611 Cummins, Inc.                                                    72,526
  1,242 Emerson Electric Co.                                             58,461
  6,749 General Electric Co.                                            261,591
    685 Rockwell Automation, Inc.                                        47,943
    614 Rockwell Collins, Inc.                                           42,182
    447 Textron, Inc.                                                    50,462
    885 Thermo Fisher Scientific, Inc. (a)                               46,206
    498 WW Grainger, Inc.                                                43,505
                                                                      ---------
                                                                        819,094
                                                                      ---------

Shares                    Security Description                      Value
------                    --------------------                   ----------
INFORMATION TECHNOLOGY - 11.9%
   1,217  Adobe Systems, Inc. (a)                                    49,033
   2,758  Applied Materials, Inc.                                    60,786
   4,749  Cisco Systems, Inc. (a)                                   137,294
   2,532  Corning, Inc.                                              60,363
   1,199  IBM Corp.                                                 132,669
   4,896  Intel Corp.                                               115,644
   5,989  Microsoft Corp.                                           173,621
   4,296  Oracle Corp. (a)                                           82,140
   2,511  Symantec Corp. (a)                                         48,211
                                                                 ----------
                                                                    859,761
                                                                 ----------
MATERIALS - 4.2%
   1,578  Alcoa, Inc.                                                60,280
   1,380  Dow Chemical Co.                                           60,002
     904  Ecolab, Inc.                                               38,067
     935  Monsanto Co.                                               60,261
   1,038  Newmont Mining Corp.                                       43,337
     766  Temple-Inland, Inc.                                        44,528
                                                                 ----------
                                                                    306,475
                                                                 ----------
TELECOMMUNICATION SERVICES - 3.9%
   4,464  AT&T, Inc.                                                174,810
   2,558  Verizon Communications, Inc.                              109,022
                                                                 ----------
                                                                    283,832
                                                                 ----------
UTILITIES - 5.0%
     801  American Electric Power Co., Inc.                          34,835
     450  Constellation Energy Group, Inc.                           37,710
   2,014  Duke Energy Corp.                                          34,298
     392  Entergy Corp.                                              39,184
     801  Exelon Corp.                                               56,190
     581  Nicor, Inc.                                                22,897
     738  PG&E Corp.                                                 31,594
     552  Pinnacle West Capital Corp.                                20,689
     670  Progress Energy, Inc.                                      29,252
     591  Sempra Energy                                              31,158
   1,311  Xcel Energy, Inc.                                          26,613
                                                                 ----------
                                                                    364,420
                                                                 ----------
Total Common Stock (Cost $6,732,171)                              7,142,825
                                                                 ----------
Principal
---------

SHORT-TERM INVESTMENTS - 1.8%
MONEY MARKET DEPOSIT ACCOUNT - 1.8%
 133,310  Citibank Money Market Deposit Account, 5.01% (Cost
          $133,310)                                                 133,310
                                                                 ----------
Total Investments - 100.3% (Cost $6,865,481)*                    $7,276,135
Other Assets & Liabilities, Net - (0.3%)                            (21,466)
                                                                 ----------
NET ASSETS - 100.0%                                              $7,254,669
                                                                 ==========

(a) Non-income producing security

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

    Gross Unrealized Appreciation                                $ 687,166
    Gross Unrealized Depreciation                                 (276,512)
                                                                 ---------
    Net Unrealized Appreciation (Depreciation)                   $ 410,654
                                                                 =========

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

FOUNTAINHEAD SPECIAL VALUE FUND
SCHEDULE OF INVESTMENTS
JULY 31, 2007 (Unaudited)

SHARES                     SECURITY DESCRIPTION                        VALUE
------  -----------------------------------------------------------  ----------
COMMON STOCK - 97.9%
ADVERTISING - 3.4%
 13,000 Getty Images, Inc. (a)                                       $  584,090
                                                                     ----------
BROKERAGE FIRM - 3.4%
 10,000 FBR Capital Markets Corp. (a)                                   145,000
 90,000 Friedman Billings Ramsey Group, Inc., Class A                   442,800
                                                                     ----------
                                                                        587,800
                                                                     ----------
CONSTRUCTION - 2.7%
 34,000 Orion Marine Group (a) (b) (c)                                  459,000
                                                                     ----------
DEPOSITORY INSTITUTIONS - 6.1%
 26,000 BankUnited Financial Corp. - Class A                            437,840
  3,000 Capital One Financial Corp.                                     212,280
 20,000 Texas Capital Bancshares, Inc. (a)                              397,200
                                                                     ----------
                                                                      1,047,320
                                                                     ----------
DIVERSIFIED FINANCIAL SERVICES - 0.3%
  2,000 CompuCredit Corp. (a)                                            52,500
                                                                     ----------
DRUGS/PHARMACEUTICAL PREPARATIONS - 18.3%
 14,600 Genzyme Corp. (a)                                               920,822
103,000 Nektar Therapeutics (a)                                         785,890
 61,000 Par Pharmaceutical Cos., Inc. (a)                             1,445,090
                                                                     ----------
                                                                      3,151,802
                                                                     ----------
ENERGY - 11.4%
 24,000 CNX Gas Corp. (a)                                               641,520
 50,000 Petrohawk Energy Corp. (a)                                      749,500
 32,000 Rosetta Resources, Inc. (a)                                     576,320
                                                                     ----------
                                                                      1,967,340
                                                                     ----------
HEALTH CARE SERVICES - 6.4%
 10,000 Express Scripts, Inc. (a)                                       501,300
 18,000 Pharmaceutical Product Development, Inc.                        603,000
                                                                     ----------
                                                                      1,104,300
                                                                     ----------
INSURANCE CARRIERS - 7.2%
 46,300 CastlePoint Holdings, Ltd.                                      576,435
  5,000 First Mercury Financial Corp. (a)                                98,900
 20,900 Tower Group, Inc.                                               553,850
                                                                     ----------
                                                                      1,229,185
                                                                     ----------
MANUFACTURING - 3.6%
  8,000 Teleflex, Inc.                                                  611,440
                                                                     ----------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 6.8%
 62,000 BancTec, Inc. (a) (b)                                           496,000
 13,000 Hologic, Inc. (a)                                               673,400
                                                                     ----------
                                                                      1,169,400
                                                                     ----------
MEDICAL PRODUCTS - 15.5%
 16,500 St. Jude Medical, Inc. (a)                                      711,810
 37,200 Syneron Medical, Ltd. (a)                                       881,268
 44,000 Wright Medical Group, Inc. (a)                                1,065,240
                                                                     ----------
                                                                      2,658,318
                                                                     ----------

SHARES                    SECURITY DESCRIPTION                        VALUE
------  ---------------------------------------------------------  -----------
NONDEPOSITORY CREDIT INSTITUTIONS - 4.8%
 25,000 The First Marblehead Corp.                                     824,000
                                                                   -----------
RETAIL - 4.7%
 30,000 Circuit City Stores, Inc.                                      357,000
101,000 Cosi, Inc. (a)                                                 451,470
                                                                   -----------
                                                                       808,470
                                                                   -----------
TECHNOLOGY - 3.3%
  15300 International Rectifier Corp.                                  564,639
                                                                   -----------
Total Common Stock (Cost $16,631,298)                               16,819,604
                                                                   -----------
SHORT-TERM INVESTMENT - 4.6%
MONEY MARKET DEPOSIT ACCOUNT - 4.6%
800,381 Citibank Money Market Deposit Account, 5.01% (Cost
        $800,381)                                                      800,381
                                                                   -----------
Total Investments in Securities - 102.5% (Cost $17,431,679)*       $17,619,985
Other Assets & Liabilities, Net - (2.5)%                              (436,715)
                                                                   -----------
NET ASSETS - 100.0%                                                $17,183,270
                                                                   ===========
--------
(a) Non-income producing security.
(b) Security fair valued in accordance with procedures adopted by the Board of Trustees
(c) Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $459,000 or 2.7% of net assets.

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

    Gross Unrealized Appreciation                               $ 1,829,894
    Gross Unrealized Depreciation                                (1,641,588)
                                                                -----------
    Net Unrealized Appreciation (Depreciation)                  $   188,306
                                                                ===========

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

FLAG EQUITY OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
JULY 31, 2007 (Unaudited)

Shares                     Security Description                        Value
------                     --------------------                      ----------
COMMON STOCK - 88.7%
CONSUMER DISCRETIONARY - 19.0%
 5,750 American Eagle Outfitters, Inc.                               $  139,825
 3,000 AutoNation, Inc. (a)                                              58,462
 6,100 Carmax, Inc. (a)                                                 145,970
 2,000 Clear Channel Communications, Inc.                                73,800
 6,350 Comcast Corp. - Class A (a)                                      167,790
 4,600 Gol Linhas Aereas Inteligentes SA ADR                            116,163
 2,000 Idearc, Inc.                                                      69,420
 5,100 Lowe's Cos., Inc.                                                142,851
 1,600 RH Donnelley Corp. (a)                                           100,048
 2,800 Ryanair Holdings plc ADR (a)                                     116,362
 3,600 TJX Cos., Inc.                                                    99,900
                                                                     ----------
                                                                      1,230,591
                                                                     ----------
CONSUMER STAPLES - 2.1%
   900 Costco Wholesale Corp.                                            53,820
 1,800 Wal-Mart Stores, Inc.                                             82,710
                                                                     ----------
                                                                        136,530
                                                                     ----------
ENERGY - 1.4%
 1,839 Kinder Morgan Management, LLC (a)                                 91,789
                                                                     ----------

FINANCIALS - 22.7%
 2,500 AmeriCredit Corp. (a)                                             50,850
    50 Berkshire Hathaway, Inc. - Class B (a)                           180,159
 2,500 Capital One Financial Corp.                                      176,900
 2,400 Citigroup, Inc.                                                  111,768
 8,200 Countrywide Financial Corp.                                      230,994
 1,900 First American Corp.                                              87,951
 5,950 First Marblehead Corp.                                           197,622
 3,000 Freddie Mac                                                      171,810
 1,000 Prudential Financial, Inc.                                        88,630
   100 Redecard SA, GDR (a) (b)                                           3,409
 5,000 Wells Fargo & Co.                                                169,700
                                                                     ----------
                                                                      1,469,793
                                                                     ----------
HEALTH CARE - 17.6%
 2,600 Coventry Health Care, Inc. (a)                                   145,106
   850 Covidien, Ltd. (a)                                                34,807
 1,100 Johnson & Johnson                                                 66,550
 2,500 Laboratory Corp of America Holdings (a)                          184,625
 5,800 Omnicare, Inc.                                                   192,328
 2,700 Pfizer, Inc.                                                      63,477
 3,300 UnitedHealth Group, Inc.                                         159,819
 3,900 WellPoint, Inc. (a)                                              292,968
                                                                     ----------
                                                                      1,139,680
                                                                     ----------

Shares                     Security Description                         Value
------                     --------------------                       ---------
INDUSTRIALS - 9.6%
 2,100 Burlington Northern Santa Fe Corp.                               172,594
 4,700 Canadian National Railway Co.                                    245,011
   850 Tyco Electronics, Ltd. (a)                                        30,447
   850 Tyco International, Ltd.                                          40,196
 1,800 United Technologies Corp.                                        131,346
                                                                      ---------
                                                                        619,594
                                                                      ---------
INFORMATION TECHNOLOGY - 7.6%
 2,375 Checkfree Corp. (a)                                               87,495
 3,100 Hewlett-Packard Co.                                              142,693
 1,600 Mastercard, Inc. - Class A                                       258,416
                                                                      ---------
                                                                        488,604
                                                                      ---------
TELECOMMUNICATION SERVICES - 8.7%
 4,600 America Movil SAB de CV ADR                                      275,844
 1,500 Millicom International Cellular SA (a)                           120,450
 1,400 NII Holdings, Inc. - Class B (a)                                 117,628
 1,500 SBA Communications Corp. - Class A (a)                            49,980
                                                                      ---------
                                                                        563,902
                                                                      ---------

Total Common Stock (Cost $5,719,580)                                  5,740,483
                                                                      ---------

Principal
---------
SHORT-TERM INVESTMENTS - 3.8%
MONEY MARKET DEPOSIT ACCOUNT - 3.8%
$ 241,432 Citibank Money Market Deposit Account, 5.01% (Cost
          $241,432)                                                     241,432
                                                                    -----------

Total Investments - 92.5% (Cost $5,961,012)*                        $ 5,981,915
Other Assets & Liabilities, Net - 7.5%                                  487,765
                                                                    -----------
NET ASSETS - 100.0%                                                 $ 6,469,680
                                                                    ===========
--------
(a) Non-income producing security
(b) Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $3,409 or 0.05% of net assets.

ADR American Depositary Receipt
GDR Global Depositary Receipt

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

    Gross Unrealized Appreciation                                $ 238,350
    Gross Unrealized Depreciation                                 (217,447)
                                                                 ---------
    Net Unrealized Appreciation (Depreciation)                   $  20,903
                                                                 =========

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

FLAG INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
JULY 31, 2007 (Unaudited)

COMMON STOCK - 6.9%
Shares               Security Description                               Value
------               --------------------                              --------
ENERGY - 1.5%
   1,100  Magellan Midstream Holdings, LP                              $ 33,473
                                                                       --------
CONSUMER DISCRETIONARY - 0.8%
     500  Clear Channel Communications, Inc.                             18,450
                                                                       --------
FINANCIALS - 3.4%
     500  Bank of America Corp.                                          23,710
     600  Citigroup, Inc.                                                27,942
     800  The First Marblehead Corp.                                     26,368
                                                                       --------
                                                                         78,020
                                                                       --------
INFORMATION TECHNOLOGY - 1.2%
     500  Affiliated Computer Services, Inc. - Class
          A (a)                                                          26,830
                                                                       --------
Total Common Stock (Cost $158,423)                                      156,773
                                                                       --------
CORPORATE BONDS - 40.6%
Principal                                              Rate   Maturity
---------                                             ------  --------
CONSUMER DISCRETIONARY - 17.5%
  55,000  American Real Estate Partners, L.P. (b)      7.125% 02/15/13   51,975
  50,000  AutoNation, Inc.                             7.000  04/15/14   47,000
 105,000  Blyth, Inc.                                  5.500  11/01/13   90,300
  25,000  Clear Channel Communications, Inc.           5.500  09/15/14   19,636
  50,000  MGM Mirage                                   6.625  07/15/15   44,375
  50,000  Penske Auto Group, Inc.                      7.750  12/15/16   48,250
  50,000  RH Donnelley Corp.                           6.875  01/15/13   45,250
  50,000  Smithfield Foods, Inc.                       7.750  07/01/17   48,500
                                                                       --------
                                                                        395,286
                                                                       --------
HEATH CARE - 6.3%
  50,000  Elan Finance, PLC (c)                        9.360  11/15/11   49,250
  50,000  Laboratory Corp. of America Holdings         5.500  02/01/13   48,143
  50,000  Omnicare, Inc.                               6.875  12/15/15   45,375
                                                                       --------
                                                                        142,768
                                                                       --------
FINANCIALS - 6.7%
  50,000  GMAC LLC                                     6.875  08/28/12   46,039
  65,000  Leucadia National Corp. (b)                  7.125   3/15/17   59,475
  50,000  Realogy Corp. (b)                           10.500  04/15/14   46,375
                                                                       --------
                                                                        151,889
                                                                       --------
INDUSTRIALS - 2.1%
  50,000  Park-Ohio Industries, Inc.                   8.375  11/15/14   46,750
                                                                       --------

INFORMATION TECHNOLOGY - 8.0%
 150,000  Anixter International, Inc.                  5.950  03/01/15  135,750

Shares               Security Description                              Value
------               --------------------                            ----------
Principal                                             Rate  Maturity
---------                                             ----- --------
   50,000 Seagate Technology HDD Holdings             6.800 10/01/16     46,750
                                                                     ----------
                                                                        182,500
                                                                     ----------
Total Corporate Bonds (Cost $966,526)                                   919,193
                                                                     ----------
SHORT-TERM INVESTMENTS - 51.4%
Principal
---------
MONEY MARKET DEPOSIT ACCOUNT - 51.4%
1,155,128 Citibank Money Market Deposit Account,
          5.01% (Cost $1,155,128)                                    $1,155,128
                                                                     ----------
Total Investments - 98.9% (Cost $2,280,077)*                         $2,231,094
Other Assets & Liabilities, Net - 1.1%                                   25,498
                                                                     ----------
NET ASSETS - 100.0%                                                  $2,263,827
                                                                     ==========
--------
(a) Non-income producing security.
(b) Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $157,825 or 7.0% of net assets.
(c) Variable Rate Security.

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

    Gross Unrealized Appreciation                                 $  9,839
    Gross Unrealized Depreciation                                  (58,822)
                                                                  --------
    Net Unrealized Appreciation (Depreciation)                    $(48,983)
                                                                  ========

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2. Controls and Procedures.

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Act as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:   /s/ Simon D. Collier
      --------------------------------------
      Simon D. Collier, President and
      Principal Executive Officer

Date: 09/27/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Simon D. Collier
      --------------------------------------
      Simon D. Collier, President and
      Principal Executive Officer

Date: 09/27/2007

By:   /s/ Trudance L.C. Bakke
      --------------------------------------
      Trudance L.C. Bakke,
      Principal Financial Officer

Date: 09/27/2007